INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAX
Schedule of operating results before income tax and the provision for income taxes by tax jurisdictions

	Years ended December 31,
	2014	2015	2016
Loss before income taxes:
PRC	112,572	94,190	144,158
Other jurisdictions	22,010	16,377	140,569

Total loss before income taxes	134,582	110,567	284,727

Current tax expenses:
PRC	436	(1,650)	311
Other jurisdictions	5	256	1,998

Total current tax expenses(benefits)	441	(1,394)	2,309

Deferred tax benefits:
PRC	(4,877)	(10,589)	(10,935)
Other jurisdictions	(147)	—	311

Total deferred tax benefits	(5,024)	(10,589)	(10,624)

Total income taxes benefits	(4,583)	(11,983)	(8,315)

Schedule of reconciliation of differences between PRC statutory tax rate and effective tax rate

	Years ended December 31,
	2014	2015	2016

PRC enterprise income tax rate	25.0%	25.0%	25.0%
Non-PRC entities not subject to income tax	(1.8)%	(3.8)%	(13.7)%
Tax differential for entities in non-PRC jurisdiction	(0.8)%	0.0%	0.5%
Tax effect of permanent differences	(0.4)%	(0.6)%	(0.3)%
Change in valuation allowance	(18.4)%	(9.4)%	(8.4)%
Return to provision adjustment	(0.2)%	(0.4)%	(0.2)%

	3.4%	10.8%	2.9%

Schedule of components of deferred tax assets and liabilities

	As at December 31
	2015	2016
Deferred tax assets:
Bad debt provision	539	—
Government subsidy	4,067	3,763
Accrued expenses	8,732	23,324
Asset retirement obligation	1,444	2,377
Net operating loss carry forwards	135,878	141,749

Total gross deferred tax assets	150,660	171,213
Valuation allowance on deferred tax assets	(118,952)	(134,935)

Deferred tax assets, net of valuation allowance	31,708	36,278

Deferred tax liabilities:
Property and equipment	(37,982)	(36,644)
Intangible assets	(11,430)	(22,914)
Prepaid land use rights	(1,774)	(1,733)
Obligation under capital lease and other financing obligations	(10,657)	(15,641)

Total deferred tax liabilities	(61,843)	(76,932)

Net deferred tax liabilities	(30,135)	(40,654)

Analysis as:
Current deferred tax assets (note 4)	5,193	—
Non-current deferred tax assets	2,363	12,626
Non-current deferred tax liabilities	(37,691)	(53,280)

Net deferred tax liabilities	(30,135)	(40,654)

Schedule of movement of the valuation allowance for the deferred tax assets

	Years ended December 31,
	2014	2015	2016

Balance at the beginning of the year	117,065	116,403	118,952
(Decrease) increase during the year	(662)	2,549	15,983

Balance at the end of the year	116,403	118,952	134,935